Note 2 - Summary of Significant Accounting Policies: c. Principles of Consolidation (Policies)	12 Months Ended
Sep. 30, 2016
Policies
c. Principles of Consolidation

c.     Principles of Consolidation – The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Staccato Gold Resources, Ltd.; BH Minerals USA, Inc.; Wolfpack Gold (Nevada) Corp.; and Talapoosa Development Corp., after elimination of intercompany accounts and transactions.